Document and Entity Information	Nov. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	SYNALLOY CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	0-19687
Entity Tax Identification Number	57-0426694
Entity Address, Address Line One	4510 Cox Road
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	804
Local Phone Number	822-3260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000095953
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	SYNL
Security Exchange Name	NASDAQ